Notes on the Consolidated Statements of Operations and Comprehensive Loss - Measurement of fair values (Details)	12 Months Ended
	Dec. 31, 2019 € / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 € / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 EUR (€) Year € / shares	Dec. 31, 2017 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price M&A Scenario					€ 551
Share price IPO Scenario					€ 1,489
Exercise price, share options granted | € / shares					€ 1,091
Volatility					37.20%
Dividend yield					0.00%
Risk-free rate					(0.653%)
Weighted-average option fair value | € / shares					€ 520
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life | Year					2,800.0
Fair value per Option					€ 481,000
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life | Year					3,800.0
Fair value per Option					€ 572,000
2017 Virtual stock option plan | Spark Networks SE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted | $ / shares		$ 9.04		$ 14.47		$ 10.62
Option life	85 months	85 months	85 months	85 months	48 months 15 days
Volatility					55.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free rate					(1.98%)
Weighted-average option fair value | (per share)					€ 3.27	$ 3.87
2017 Virtual stock option plan | Bottom of range | Spark Networks SE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted | $ / shares		$ 8.99		$ 9.38
Volatility	37.10%	37.10%	36.40%	36.40%
Risk-free rate	(2.56%)	(2.56%)	(2.67%)	(2.67%)
Weighted-average option fair value | (per share)	€ 3.68	$ 4.18	€ 4.25	$ 4.82
2017 Virtual stock option plan | Top of range | Spark Networks SE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted | $ / shares		$ 9.06		$ 14.63
Volatility	38.40%	38.40%	38.20%	38.20%
Risk-free rate	(2.57%)	(2.57%)	(2.84%)	(2.84%)
Weighted-average option fair value | (per share)	€ 4.25	$ 4.79	€ 5.99	$ 7.38